Initial Public Offering (Details) - USD ($)	1 Months Ended		2 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Sep. 30, 2020
Units in shares		25,000,000
Per unit price		$ 10.00
Gross proceeds		$ 250,000,000
Offering costs		14,400,000
Deferred underwriting commissions		$ 8,800,000
Description of public warrant			Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Class A Ordinary Shares [Member]
Per unit price			$ 12.00
Exercise price per share			$ 11.50
Over-Allotment Option [Member]
Units in shares	2,750,000
Per unit price	$ 10.00
Gross proceeds	$ 27,500,000
Offering costs	1,500,000
Deferred underwriting commissions	$ 1,000,000